Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%
Preferred Stock Shares, Designated	250,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	2,000,000,000	2,000,000,000	1,000,000
Common Stock, Shares Issued	1,012,107,678	842,190,750	574,171,945
Common Stock, Shares Outstanding	1,012,107,678	842,190,750	574,171,945
Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	250,000	250,000	250,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	3,000,000	3,000,000	3,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares, Designated	750,000	750,000	750,000
Preferred Stock, Shares Issued	750,000	750,000	750,000
Preferred Stock, Shares Outstanding	750,000	750,000	750,000
Series D Convertible Preferred Stock [Member]
Temporary Equity, Stated Value (in dollars per share)			$ 1,000
Temporary Equity, Shares Designated			1,300
Temporary Equity, Shares Issued			1,299
Temporary Equity, Shares Outstanding			1,299
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock Shares, Designated	1,300	1,300
Preferred Stock, Shares Issued	750	1,299
Preferred Stock, Shares Outstanding	750	1,299
Preferred Stock, Liquidation Preference, Value	$ 750	$ 1,299
Series E Convertible Prefered Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock Shares, Designated	7,779	6,000
Preferred Stock, Shares Issued	7,277	4,500
Preferred Stock, Shares Outstanding	7,277	4,500
Preferred Stock, Liquidation Preference, Value	$ 7,277	$ 4,500